UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -------------

Check here if Amendment [ ]: Amendment Number:
                                               ----------------

       This Amendment (Check only one.):       [ ] is a restatement
                                               [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      Algebris Investments (UK) LLP
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Address:   7 Clifford Street
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           London, W1S 2FT, United Kingdom
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Form 13F File Number: 028-12922
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Angus Milne
      -----------------------------
Title:  Head of Compliance
      -----------------------------
Phone:  +44 20 7440 2330
      -----------------------------

Signature, Place and Date of Signing:

/s/ Angus Milne              London, United Kingdom            August 15, 2011
----------------------       ----------------------            ---------------
   [Signature]                    [City, State]                    [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                          ---------------------
Form 13F Information Table Entry Total:             28
                                          ---------------------
Form 13F Information Table Value Total:         $1,178,453
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                                               (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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                                                  ALGEBRIS INVESTMENTS (UK) LLP
                                                   FORM 13F INFORMATION TABLE
                                                  Quarter Ended June 30, 2011

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                                                         VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
                                                       --------    -------    ---  ----  ----------  --------  ---------------------
       NAME OF ISSUER        TITLE OF CLASS   CUSIP    (x$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE      SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ALTERRA CAPITAL HOLDINGS LIM     COM       G0229R108      120        5,400   SH            SOLE                    5,400
ASTORIA FINL CORP                COM       046265104    2,666      208,419   SH            SOLE                  208,419
BANK OF AMERICA CORPORATION      COM       060505104  144,234   13,160,000   SH   CALL     SOLE               13,160,000
BANK OF AMERICA CORPORATION      COM       060505104   46,251    4,220,000   SH   PUT      SOLE                4,220,000
BANK OF AMERICA CORPORATION      COM       060505104      251       22,912   SH            SOLE                   22,912
BLACKSTONE GROUP L P         COM UNIT LTD  09253U108   29,560    1,785,000   SH   CALL     SOLE                1,785,000
BLACKSTONE GROUP L P         COM UNIT LTD  09253U108   29,560    1,785,000   SH   PUT      SOLE                1,785,000
CITIGROUP INC                  COM NEW     172967424  703,300   16,890,000   SH   CALL     SOLE               16,890,000
CITIGROUP INC                  COM NEW     172967424   49,675    1,192,953   SH            SOLE                1,192,953
FIFTH THIRD BANCORP              COM       316773100      358       28,081   SH            SOLE                   28,081
FIRST MIDWEST BANCORP DEL        COM       320867104    1,965      159,900   SH            SOLE                  159,900
FULTON FINL CORP  PA             COM       360271100    9,951      929,100   SH            SOLE                  929,100
HARTFORD FINL SVCS GROUP INC     COM       416515104   18,186      689,642   SH            SOLE                  689,642
JPMORGAN CHASE & CO              COM       46625H100   65,504    1,600,000   SH   CALL     SOLE                1,600,000
JPMORGAN CHASE & CO              COM       46625H100   41,753    1,019,848   SH            SOLE                1,019,848
MARSH & MCLENNAN COS INC         COM       571748102    9,154      293,500   SH            SOLE                  293,500
MB FINANCIAL INC NEW             COM       55264U108    2,778      144,400   SH            SOLE                  144,400
METLIFE INC                      COM       59156R108   10,042      228,908   SH            SOLE                  228,908
MGIC INVT CORP WIS               COM       552848103      881      148,004   SH            SOLE                  148,004
MORGAN STANLEY                 COM NEW     617446448      349       15,180   SH            SOLE                   15,180
NATIONAL PENN BANCSHARES INC     COM       637138108      684       86,300   SH            SOLE                   86,300
PACWEST BANCORP DEL              COM       695263103    1,999       97,200   SH            SOLE                   97,200
PINNACLE FINL PARTNERS INC       COM       72346Q104    2,122      136,400   SH            SOLE                  136,400
PNC FINL SVCS GROUP INC          COM       693475105      350        5,875   SH            SOLE                    5,875
RENAISSANCERE HOLDINGS LTD       COM       G7496G103      119        1,700   SH            SOLE                    1,700
SUSQUEHANNA BANCSHARES INC P     COM       869099101    2,433      304,100   SH            SOLE                  304,100
WELLS FARGO & CO NEW             COM       949746101    1,595       56,833   SH            SOLE                   56,833
WINTRUST FINANCIAL CORP          COM       97650W108    2,613       81,200   SH            SOLE                   81,200
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